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                       SUPPLEMENT DATED SEPTEMBER 11, 2000
                       TO PROSPECTUS DATED MAY 1, 2000 FOR
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                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

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                         FARMERS VARIABLE UNIVERSAL LIFE
                                    Issued By
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY

This supplement updates information included on page 52 of the prospectus by adding the following to the first paragraph on that page under "Sale of the Policies":

Effective September 11, 2000, Farmers Financial Solutions, LLC ("FFS") began acting as the principal underwriter of the Policy, replacing Investors Brokerage Services, Inc. FFS is affiliated with Farmers through Farmers' parent which provides management-related services to the parent companies of FFS. The headquarters of FFS are located at 2423 Galena Ave., Simi Valley, California 93065. FFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the NASD.